COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2014
Accumulated Balances of Other Comprehensive Income

The accumulated balances for each classification of other comprehensive income are as follows:

(in US$ thousands)	Foreign currency items	Unrealized gain on securities	Pension and post retirement benefit plans	Accumulated other comprehensive income (loss)
Balance at January 1, 2012	$(24,367)	$38,410	$308	$14,351
Net current period change	1,814	(18,339)	(323)	(16,848)
Reclassification adjustments for gains reclassified into income	—	(5,665)	—	(5,665)
Deconsolidation of subsidiaries	(217)	—	—	(217)

Balance at December 31, 2012	(22,770)	14,406	(15)	(8,379)
Net current period change	(801)	6,437	15	5,651
Reclassification adjustments for gains reclassified into income	864	(1,739)	—	(875)

Balance at December 31, 2013	(22,707)	19,104	—	(3,603)
Net current period change	(176)	906	—	730
Reclassification adjustments for gains reclassified into income	7	(8,621)	—	(8,614)

Balance at December 31, 2014	$(22,876)	$11,389	$—	$(11,487)